Document and Entity Information Document	Feb. 09, 2026
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Feb. 09, 2026
Entity Registrant Name	FIRST MERCHANTS CORP
Entity Incorporation, State or Country Code	IN
Entity File Number	001-41342
Entity Tax Identification Number	35-1544218
Entity Address, Address Line One	200 East Jackson Street
Entity Address, Address Line Two	P.O. Box 792
Entity Address, City or Town	Muncie
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47305-2814
City Area Code	765
Local Phone Number	747-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000712534
Amendment Flag	false
Common Stock, $0.125 stated value per share
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.125 stated value per share
Trading Symbol	FRME
Security Exchange Name	NASDAQ
Depositary Shares, each representing a 1/100th interest in a share of Non-Cumulative Perpetual Preferred Stock, Series A
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/100th interest in a share of Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	FRMEP
Security Exchange Name	NASDAQ